Form N-1A Supplement	Oct. 16, 2026
Adasina Social Justice All Cap Global ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”),

each dated December 15, 2025

Important Notice Regarding Adoption of Investment Policy

The purpose of this supplement is to provide notice of the adoption of an 80% investment policy (the “80% policy”) for the Adasina Social Justice All Cap Global ETF (the “Fund”), a series of Tidal Trust I (the “Trust”). The Board of Trustees (the “Board”) of the Trust has approved the adoption of the 80% policy to ensure the Fund complies with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended. The 80% policy, as set forth herein, will not result in any change in how the Fund is currently managed. The new 80% policy is consistent with the Fund’s current investment objective and will be disclosed in the Fund’s “Principal Investment Strategies” section of the Prospectus. The 80% policy has also been approved by the Board as an additional non-fundamental investment restriction and will be disclosed in the Fund’s SAI. The Fund’s 80% policy is anticipated to take effect on or about December 14, 2026.

The Fund’s new 80% policy will be as follows: